Equity Incentive Plans (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares
Unvested at beginning of period	385,000	135,230	78,833
Granted	944,000	1,035,000	135,230
Cancelled		(1,685)
Vested	(1,049,000)	(783,545)	(78,833)
Unvested at end of period	280,000	385,000	135,230
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 4.82	$ 17.75	$ 54.3
Granted	9.59	4.15	17.75
Vested	8.24	6.14	54.3
Cancelled		17.75
Unvested at end of period	$ 8.09	$ 4.82	$ 17.75